Summary of Significant Accounting Policies - Foreign exchange options and forward contracts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Fair value change gain (loss) from foreign exchange options and forward contracts	¥ (10,714)	¥ 75,397	¥ (22,397)